Properties - Net Properties (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total Cost	CAD 20,943	CAD 19,511
Total Accumulated depreciation	6,505	6,184
Total Net book value	CAD 14,438	13,327
Railroad Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.50%
Total Cost	CAD 14,515	13,459
Total Accumulated depreciation	4,126	3,877
Total Net book value	CAD 10,389	9,582
Building [Member]
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	3.10%
Total Cost	CAD 571	535
Total Accumulated depreciation	150	138
Total Net book value	CAD 421	397
Rolling Stock [Member]
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.30%
Total Cost	CAD 3,737	3,466
Total Accumulated depreciation	1,414	1,338
Total Net book value	CAD 2,323	2,128
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	12.40%
Total Cost	CAD 631	679
Total Accumulated depreciation	297	338
Total Net book value	CAD 334	341
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	4.50%
Total Cost	CAD 1,489	1,372
Total Accumulated depreciation	518	493
Total Net book value	CAD 971	CAD 879